Earning Per Share - Summary of weighted-average number of common shares used to calculate diluted earnings per share (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [abstract]
Weighted-average number of common shares outstanding	75,696,150	79,120,963	80,113,759
Weighted-average number of potential common share	992,190	0	0
Adjusted weighted-average number of common shares	76,688,340	79,120,963	80,113,759